New accounting principles not yet in effect	12 Months Ended
Dec. 31, 2017
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Abstract]
New accounting principles not yet in effect
34.	New accounting principles not yet in effect

The Entity has not applied the following new and revised IFRSs that have been issued but are not yet effective:

IFRS 9	Financial Instruments[1]
IFRS 15	Revenue from Contracts with Customers (and the related Clarifications)[1]
IFRS 16	Leases[2]
Amendments to IFRS 2	Classification and measurement of share-based payments [1]
Amendments to IFRS 10 and IAS 28	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture[3]
Amendments to IAS 40	Transfers of Investment Property[1]

Annual Improvements to IFRS Standards 2014-2016 Cycle[1]

IFRIC 22	Foreign Currency Transactions and Advance Consideration[1]

1 Effective for annual periods beginning on or after 1 January 2018, with earlier application permitted.

2 Effective for annual periods beginning on or after 1 January 2019, with earlier application permitted.

3 Effective for annual periods beginning on or after a date to be determined.

IFRS 9, Financial Instruments

IFRS 9 issued in November 2009 introduced new requirements for the classification and measurement of financial assets. IFRS 9 was subsequently amended in October 2010 to include requirements for the classification and measurement of financial liabilities and for derecognition and in November 2013 to include the new requirements for general hedge accounting. Another revised version of IFRS 9 was issued in July 2014 mainly to include a) impairment requirements for financial assets and b) limited amendments to the classification and measurement requirements by introducing a ‘fair value through other comprehensive income’ (FVTOCI) measurement category for certain simple debt instruments.

IFRS 9 set forth the classification, measurement and derecognition of financial assets of financial assets and liabilities and introduces new rules for hedge accounting and new impairment model for financial assets.

Key requirements of IFRS 9:

•

All recognized financial assets that are within the scope of IFRS 9 Financial Instruments are required to be subsequently measured at amortized cost or fair value. Specifically, debt investments that are held within a business model whose objective is to collect the contractual cash flows, and that have contractual cash flows that are solely payments of principal and interest on the principal outstanding are generally measured at amortized cost at the end of subsequent accounting periods. Debt instruments that are held within a business model whose objective is achieved both by collecting contractual cash flows and selling financial assets, and that have contractual terms that give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding, are generally measured at FVTOCI. All other debt investments and equity investments are measured at their fair value at the end of subsequent accounting periods. In addition, under IFRS 9, entities may make an irrevocable election to present subsequent changes in the fair value of an equity investment (that is not held for trading nor contingent consideration recognized by an acquirer in a business combination) in other comprehensive income, with only dividend income generally recognized in profit or loss.

•

With regard to the measurement of financial liabilities designated as of fair value through profit or loss, IFRS 9 requires that the amount of change in the fair value of the financial liability that is attributable to changes in the credit risk of that liability is presented in other comprehensive income, unless the recognition of the effects of changes in the liability’s credit risk in other comprehensive income would create or enlarge an accounting mismatch in profit or loss. Changes in fair value attributable to a financial liability’s credit risk are not subsequently reclassified to profit or loss. Under IAS 39, the entire amount of the change in the fair value of the financial liability designated as fair value through profit or loss is presented in profit or loss.

•

In relation to the impairment of financial assets, IFRS 9 requires an expected credit loss model, as opposed to an incurred credit loss model under IAS 39. The expected credit loss model requires an entity to account for expected credit losses and changes in those expected credit losses at each reporting date to reflect changes in credit risk since initial recognition. In other words, it is no longer necessary for a credit event to have occurred before credit losses are recognized.

•

The new general hedge accounting requirements retain the three types of hedge accounting mechanisms currently available in IAS 39. Under IFRS 9, greater flexibility has been introduced to the types of transactions eligible for hedge accounting, specifically broadening the types of instruments that qualify for hedging instruments and the types of risk components of non-financial items that are eligible for hedge accounting. In addition, the effectiveness test has been overhauled and replaced with the principle of an ‘economic relationship’. Retrospective assessment of hedge effectiveness is also no longer required. Enhanced disclosure requirements about an entity’s risk management activities have also been introduced.

As of the date of these consolidated financial statements, the Company has evaluated how IFRS 9 will impact the consolidated statement of financial position and the consolidated results of operations.

Within this review the Company performed a detailed assessment of the classification and measurement of financial assets, which contains three main categories for the classification: measured at amortized cost, Fair Value Through Other Comprehensive Income (FVOCI) and FVTPL. The standard eliminates the existing categories of IAS 39 from being held for sale until maturity and available for sale; the Company does not maintain this type of financial assets, therefore they will not have an impact on its consolidated results.

With respect financial liabilities there will be no impact on the consolidated results of the Company, because the requirements of the standard mainly affect the accounting records when they are designated at FVTPL and the Company does not have liabilities of this kind.

Likewise, the Company does not perform hedge accounting, therefore this new change will not affect the consolidated results.

The new impairment model as mentioned above will be applied to financial assets classified at amortized cost, debt instruments measured at FVOCI, contractual assets with customers in accordance with IFRS 15, accounts receivable for leasing, as well as due to Company's policies, detailed in note 5 in the credit risk section, the credit risk with its customers is reduced, mainly revenue from TUA, where the airlines have granted cash guaranties to cover their operations and the commercial customers are also requested in cash guaranties, so the Company does not expect that when applying the new impairment model the effects  derived from such model will be material to the consolidated results.

The Company plans to take advantage of the exemption that allows not to restate comparative information from previous periods with respect to classification and measurement changes (including impairment). Differences in the carrying amounts of financial assets and financial liabilities that may result from the adoption of IFRS 9 will generally be recognized in reserves and reserves retained as of January 1, 2018. Therefore, assets and liabilities financial statements before January 1, 2018 will be accounted under IAS 39.

However, the new standard introduces new requirements to make the disclosure and presentation as well as broader, so a change in the nature and extent of the Company’s disclosures about financial instruments could be expected, especially in the year of adoption.

IFRS 15, Revenue from Contracts with Customers

IFRS 15 establishes a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers. IFRS 15 will supersede the current revenue recognition guidance including IAS 18 Revenue, IAS 11 Construction Contracts and the related Interpretations when it becomes effective.

The core principle of IFRS 15 is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Specifically, the Standard introduces a 5-step approach to revenue recognition:

•	Step 1: Identify the contract(s) with a customer
•	Step 2: Identify the performance obligations in the contract
•	Step 3: Determine the transaction price
•	Step 4: Allocate the transaction price to the performance obligations in the contract
•	Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation

Under IFRS 15, an entity recognizes revenue when (or as) a performance obligation is satisfied, i.e. when ‘control’ of the goods or services underlying the particular performance obligation is transferred to the customer. Far more prescriptive guidance has been added in IFRS 15 to deal with specific scenarios. Furthermore, extensive disclosures are required by IFRS 15.

The Company plans to use the practical files for completed contracts. This means that completed contracts that started and ended in the same comparative period, as well as contracts that are contracts terminated at the beginning of the earliest period presented, are not restated.

According to how the Company recognizes its revenue as described in notes 3.o and 21, it was evaluated that the Company complies with the 5 steps with respect to the identification of revenue recognition of income according to IFRS 15 and the impact by adoption this new standard will have no effect on said recognition, therefore the Company is convinced that, in addition to the additional disclosures requirements to be met, there will be no significant changes in the consolidated statement of financial position and in the consolidated statement of income and other comprehensive income, compared with the financial information that is currently reported and disclosed.

The Company will apply IFRS 15 under the “cumulative effect” method, which means that the comparative periods presented in the consolidated financial statements will remain unchanged and the Company will begin to apply IFRS 15 as of January 1, 2018 and in ahead. Therefore, contracts and related revenues before January 1, 2018 will remain accounted for under the previous revenue recognition standard.

IFRS 16, Leases

IFRS 16 introduces a comprehensive model for the identification of lease arrangements and accounting treatments for both lessors and lessees. IFRS 16 was issued in January 2017 and will supersede the current lease guidance including IAS 17 Leases and the related interpretations when it becomes effective.

IFRS 16 distinguishes leases and service contracts on the basis of whether an identified asset is controlled by a customer. “Distinctions of operating leases (off balance sheet) and finance leases (on balance sheet) are removed for lessee accounting and is replaced by a model where a right-of –use asset and a corresponding liability have to recognized for all leases by lessees (i.e. all on balance sheet) except for short-term leases and leases of low value assets.

The right-of-use asset is initially measured at cost and subsequently measured at cost (subject to certain exceptions) less accumulated depreciation The lease liability is initially measured at the present value of the lease payment as well as the impact of lease modifications, among the others. Furthermore, the classification of cash flows will also affected as operating lease payments under IAS 17 are presented as operating cash flows, whereas under the IFRS 16 model, the lease payments will be split into a principal and interest portion which will be presented as financing and operating cash flows respectively.

In contrast to lessee accounting, IFRS 16 substantially carries forward the lessor accounting requirements in IAS 17, and continues to require a lessor to classify a lease either as an operating lease or a finance lease.

Furthermore, extensive disclosures are required by IFRS 16.

However, a lessee may elect to account for lease payments as an expense on a straight-line basis over the lease term for leases with a lease term of 12 months or less and containing no purchase options (this election is made by class of underlying asset); and leases where the underlying asset has a low value when new, such as personal computers or small items of office furniture (this election can be made on a lease-by-lease basis).

IFRS 16 establishes different transitional provisions, including retrospective approach or the modified retrospective approach where the comparative period is not restated.

As of the date of these consolidated financial statements, the Company made the evaluation of its operating leases and according to what is described in notes 3.k and 33 they relate to the rent of spaces for its corporate offices, utility vehicles and operating vehicles. According to the criteria of the same standard, all those contracts whose termination date is less than 12 months may opt to continue with its recognition in results as it is currently done in the cost of services in the consolidated statement of profit or loss and other comprehensive income.

The Company quantified the amounts of the lease contracts for a period of more than 12 months and according to the new requirements, the amounts quantified are not considered significant for the consolidated financial statements.

The Company has taken the decision to apply IFRS 16 early on January 1, 2018, using the "Modified retrospective Approach" method for the transition to IFRS 16, which means that the comparative periods presented in the consolidated financial statements will remain the same. unmodified and the Company will only begin to apply IFRS 16 as of January 1, 2018 and thereafter. Therefore, leases before January 1, 2018 will be accounted for under the previous standard.

Amendments to IFRS2 Classification and Measurement of Share-based Payment Transactions

The amendments clarify the following:

1.

In estimating the fair value of a cash-settled share-based payment, the accounting for the effects of vesting and non-vesting conditions should follow the same approach as for equity-settled share-based payments.

2.

Where tax law or regulation requires an Company to withhold a specified number of equity instruments equal to the monetary value of the employee’s tax obligation to meet the employee’s tax liability which is then remitted to the tax authority, i.e. the share-based payment arrangement has a ‘net settlement feature’, such an arrangement should be classified as equity-settled in its entirety, provided that the share-based payment would have been classified as equity-settled had it not included the net settlement feature.

3.	A modification of a share-based payment that changes the transaction from cash-settled to equity-settled should be accounted for as follows:

(i)	The original liability is derecognized;
(ii)

The equity-settled share-based payment is recognized at the modification date fair value of the equity instrument granted to the extent that services have been rendered up to the modification date; and

(iii)	Any difference between the carrying amount of the liability at the modification date and the amount recognized in equity should be recognized in profit or loss immediately.

The amendments are effective for annual reporting periods beginning on or after 1 January 2018 with earlier application permitted. Specific transition provisions apply. The Company’s management do not anticipate that the application of the amendments in the future will have a significant impact on the Company’s consolidated financial statements as the Company does not have any cash-settled share-based payment arrangements or any withholding tax arrangements with tax authorities in relation to share-based payments.

Amendments to IFRS 10 and IAS 28 Sale or Contribution of Assets between an Investor and its Associate or Joint Venture

The amendments to IFRS 10 and IAS 28 deal with situations where there is a sale or contribution of assets between an investor and its associate or joint venture. Specifically, the amendments state that gains or losses resulting from the loss of control of a subsidiary that does not contain a business in a transaction with an associate or a joint venture that is accounted for using the equity method, are recognized in the parent’s profit or loss only to the extent of the unrelated investors’ interests in that associate or joint venture. Similarly, gains and losses resulting from the remeasurement of investments retained in any former subsidiary (that has become an associate or a joint venture that is accounted for using the equity method) to fair value are recognized in the former parent’s profit or loss only to the extent of the unrelated investors’ interests in the new associate or joint venture.

The effective date of the amendments has yet to be set by the IASB; however, earlier application of the amendments is permitted. The Company’s management anticipate that the application of these amendments not have an impact on the Company's consolidated financial statements in future periods should such transactions arise.

The management of the Company expects that there may be some impacts a result of these amendments.

Amendments to IAS 40 Transfers of Investment Property

The amendments clarify that a transfer to, or from, investment property necessitates an assessment of whether a property meets, or has ceased to meet, the definition of investment property, supported by observable evidence that a change in use has occurred. The amendments further clarify that situations other than the ones listed in IAS 40 may evidence a change in use, and that a change in use is possible for properties under construction (i.e. a change in use is not limited to completed properties).

The amendments are effective for annual periods beginning on or after 1 January 2018 with earlier application permitted. Entities can apply the amendments either retrospectively (if this is possible without the use of hindsight) or prospectively. Specific transition provisions apply.

The Company’s management anticipate that the application of these amendments not have an impact on the Company's consolidated financial statements in future periods should there be a change in use of any of its properties.

Annual Improvements to IFRS Standards 2014 - 2016 Cycle

The Annual Improvements include amendments to IFRS 1 and IAS 28 which are not yet mandatorily effective for the Company. The package also includes amendments to IFRS 12 which is mandatorily effective for the Company in the current year - see note 2.1 for details of application.

The amendments to IAS 28 clarify that the option for a venture capital organization and other similar entities to measure investments in associates and joint ventures at FVTPL is available separately for each associate or joint venture, and that election should be made at initial recognition of the associate or joint venture. In respect of the option for a Company that is not an investment Company (IE) to retain the fair value measurement applied by its associates and joint ventures that are IEs when applying the equity method, the amendments make a similar clarification that this choice is available for each IE associate or IE joint venture. The amendments apply retrospectively with earlier application permitted.

Both the amendments to IFRS 1 and IAS 28 are effective for annual periods beginning on or after 1 January 2018. The Company’s management do not anticipate that the application of the amendments in the future will have any impact on the Company consolidated financial statements as the Company is neither a first-time adopter of IFRS nor a venture capital organization. Furthermore, the Company does not have any associate or joint venture that is an investment Company.

IFRIC 22 Foreign Currency Transactions and Advance Consideration

IFRIC 22 addresses how to determine the ‘date of transaction’ for the purpose of determining the exchange rate to use on initial recognition of an asset, expense or income, when consideration for that item has been paid or received in advance in a foreign currency which resulted in the recognition of a non-monetary asset or non-monetary liability (e.g. a non-refundable deposit or deferred revenue).

The Interpretation specifies that the date of transaction is the date on which the Company initially recognizes the non-monetary asset or non-monetary liability arising from the payment or receipt of advance consideration. If there are multiple payments or receipts in advance, the Interpretation requires a Company to determine the date of transaction for each payment or receipt of advance consideration.

The Interpretation is effective for annual periods beginning on or after 1 January 2018 with earlier application permitted. Entities can apply the Interpretation either retrospectively or prospectively. Specific transition provisions apply to prospective application.

The Company’s management do not anticipate that the application of the amendments in the future will have an impact on the Company’s consolidated financial statements. This is because the Company already accounts for transactions involving the payment or receipt of advance consideration in a foreign currency in a way that is consistent with the amendments.